Investments in Unconsolidated Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 105	$ 108
Cumulative share of income	1,717	1,577
Cumulative share of distributions	(1,411)	(1,276)
Total equity method investments	411	409
Cost method investments	4	4
Total investments in unconsolidated entities	415	413
Equity method investments, combined assets
Current	668	739
Due from affiliates	323	387
Property and other	4,804	4,615
Total assets	5,795	5,741
Equity method investments, combined liabilities and equity
Current liabilities	435	466
Deferred credits	176	184
Long-term liabilities	199	187
Long-term capital lease obligations	1	6
Partners' capital and shareholders' equity	4,984	4,898
Total liabilities and equity	5,795	5,741
Equity method investments, combined income statements
Revenues	6,562	6,747	$ 6,958
Operating expenses	4,965	5,047	5,226
Operating income	1,597	1,700	1,732
Other income (expense), net	(1)	(11)	(7)
Net income	$ 1,596	$ 1,689	$ 1,725